UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2013

MFS® GROWTH FUND

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.0%
Aerospace - 3.2%
Honeywell International, Inc.	1,106,580	$88,050,567
Precision Castparts Corp.	799,959	168,983,339

		$257,033,906
Alcoholic Beverages - 1.2%
Diageo PLC	1,665,517	$50,949,960
Pernod Ricard S.A.	348,832	40,497,210

		$91,447,170
Apparel Manufacturers - 2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	283,461	$49,658,032
Michael Kors Holdings Ltd. (a)	534,310	39,587,028
NIKE, Inc., “B”	829,868	52,132,308
VF Corp.	323,255	60,516,569

		$201,893,937
Automotive - 0.4%
LKQ Corp. (a)	1,065,280	$31,148,787

Biotechnology - 6.5%
Alexion Pharmaceuticals, Inc. (a)	737,520	$79,475,155
Biogen Idec, Inc. (a)	476,519	101,508,077
Celgene Corp. (a)	817,127	114,381,437
Gilead Sciences, Inc. (a)	2,476,100	149,234,547
Illumina, Inc. (a)	440,450	34,284,628
Regeneron Pharmaceuticals, Inc. (a)	158,069	38,301,699

		$517,185,543
Broadcasting - 5.7%
Discovery Communications, Inc., “A” (a)	1,087,450	$84,288,250
Time Warner, Inc.	997,170	60,358,700
Twenty-First Century Fox, Inc.	4,563,330	142,969,129
Viacom, Inc., “B”	859,600	68,389,776
Walt Disney Co.	1,626,620	98,947,295

		$454,953,150
Brokerage & Asset Managers - 3.1%
Affiliated Managers Group, Inc. (a)	473,191	$82,486,655
BlackRock, Inc.	276,740	72,040,957
IntercontinentalExchange, Inc. (a)	490,674	88,198,652

		$242,726,264
Business Services - 2.6%
Cognizant Technology Solutions Corp., “A” (a)	972,954	$71,317,528
FleetCor Technologies, Inc. (a)	640,700	66,062,577
Verisk Analytics, Inc., “A” (a)	1,072,400	66,681,832

		$204,061,937
Cable TV - 1.8%
Comcast Corp., “Special A”	2,147,691	$87,496,931
Time Warner Cable, Inc.	505,950	54,313,733

		$141,810,664

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.9%
Monsanto Co.	748,131	$73,234,544

Computer Software - 4.8%
Autodesk, Inc. (a)	1,470,920	$54,056,310
Citrix Systems, Inc. (a)	1,233,104	87,266,770
Oracle Corp.	2,906,646	92,605,742
PTC, Inc. (a)	737,150	19,217,501
Salesforce.com, Inc. (a)	1,790,043	87,944,813
TIBCO Software, Inc. (a)	819,650	18,474,911
VMware, Inc., “A” (a)	293,890	24,730,844

		$384,296,891
Computer Software - Systems - 3.9%
Apple, Inc.	241,673	$117,706,835
EMC Corp.	6,626,121	170,821,399
Teradata Corp. (a)	313,070	18,333,379

		$306,861,613
Construction - 1.0%
Stanley Black & Decker, Inc.	962,140	$82,032,056

Consumer Products - 0.9%
Estee Lauder Cos., Inc., “A”	1,109,122	$72,492,214

Consumer Services - 1.7%
Priceline.com, Inc. (a)	142,252	$133,507,770

Electrical Equipment - 3.1%
AMETEK, Inc.	1,720,240	$73,832,701
Danaher Corp.	2,666,405	174,702,856

		$248,535,557
Electronics - 1.9%
Altera Corp.	2,149,930	$75,613,038
Linear Technology Corp.	1,144,260	43,859,486
NXP Semiconductors N.V. (a)	753,000	27,989,010

		$147,461,534
Energy - Independent - 3.6%
Anadarko Petroleum Corp.	732,680	$66,981,606
Cabot Oil & Gas Corp.	1,374,380	53,779,489
Noble Energy, Inc.	909,365	55,862,292
Pioneer Natural Resources Co.	648,479	113,464,371

		$290,087,758
Entertainment - 0.2%
Netflix, Inc. (a)	65,446	$18,580,774

Food & Beverages - 1.9%
Groupe Danone	502,018	$37,381,144
Mead Johnson Nutrition Co., “A”	586,611	44,013,423
Mondelez International, Inc.	2,355,700	72,249,319

		$153,643,886

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 0.5%
CVS Caremark Corp.	717,930	$41,675,837

Gaming & Lodging - 2.2%
Las Vegas Sands Corp.	1,394,540	$78,582,329
Wynn Resorts Ltd.	680,336	95,954,589

		$174,536,918
General Merchandise - 1.7%
Costco Wholesale Corp.	640,380	$71,639,311
Target Corp.	962,450	60,932,710

		$132,572,021
Insurance - 0.8%
ACE Ltd.	295,450	$25,916,874
MetLife, Inc.	752,740	34,769,061

		$60,685,935
Internet - 8.2%
eBay, Inc. (a)	2,502,590	$125,104,474
Facebook, Inc., “A “ (a)	2,398,440	99,007,603
Google, Inc., “A” (a)	389,494	329,862,469
LinkedIn Corp., “A” (a)	235,199	56,457,168
Yahoo!, Inc. (a)	1,399,240	37,947,389

		$648,379,103
Leisure & Toys - 0.6%
Polaris Industries, Inc.	423,973	$46,302,091

Machinery & Tools - 1.6%
Cummins, Inc.	318,027	$39,180,926
Joy Global, Inc.	467,028	22,940,415
Roper Industries, Inc.	532,276	65,842,541

		$127,963,882
Major Banks - 0.6%
Morgan Stanley	1,843,240	$47,481,862

Medical & Health Technology & Services - 2.8%
Catamaran Corp. (a)	1,177,130	$64,636,208
Cerner Corp. (a)	1,106,620	50,970,917
Express Scripts Holding Co. (a)	1,618,799	103,408,880

		$219,016,005
Medical Equipment - 3.7%
Cooper Cos., Inc.	285,518	$37,291,506
Covidien PLC	1,270,818	75,486,589
Intuitive Surgical, Inc. (a)	51,067	19,738,417
Thermo Fisher Scientific, Inc.	1,795,927	159,532,195

		$292,048,707
Network & Telecom - 1.8%
Qualcomm, Inc.	2,134,479	$141,473,268

Oil Services - 1.5%
Cameron International Corp. (a)	632,800	$35,936,712
Dresser-Rand Group, Inc. (a)	1,174,189	71,555,078

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - continued
FMC Technologies, Inc. (a)	300,210	$16,100,262

		$123,592,052
Other Banks & Diversified Financials - 5.3%
American Express Co.	1,095,720	$78,793,225
MasterCard, Inc., “A”	246,661	149,496,299
Visa, Inc., “A”	1,103,353	192,446,830

		$420,736,354
Pharmaceuticals - 3.5%
Actavis, Inc. (a)	279,630	$37,800,383
Bristol-Myers Squibb Co.	2,312,220	96,396,452
Perrigo Co.	380,790	46,285,025
Valeant Pharmaceuticals International, Inc. (a)	762,870	75,020,636
Zoetis, Inc.	827,930	24,134,160

		$279,636,656
Railroad & Shipping - 1.2%
Kansas City Southern Co.	444,209	$46,828,513
Union Pacific Corp.	318,239	48,862,416

		$95,690,929
Restaurants - 1.6%
Starbucks Corp.	1,275,250	$89,930,630
YUM! Brands, Inc.	517,492	36,234,790

		$126,165,420
Specialty Chemicals - 0.7%
Airgas, Inc.	546,240	$55,525,296

Specialty Stores - 5.2%
Amazon.com, Inc. (a)	462,377	$129,918,689
AutoZone, Inc. (a)	128,054	53,774,997
PetSmart, Inc.	641,480	45,179,436
Ross Stores, Inc.	1,285,434	86,458,291
Tiffany & Co.	753,740	58,120,891
Tractor Supply Co.	312,266	38,211,990

		$411,664,294
Telecommunications - Wireless - 2.0%
American Tower Corp., REIT	2,298,984	$159,756,398

Tobacco - 0.9%
Philip Morris International, Inc.	843,140	$70,351,602

Trucking - 0.7%
Expeditors International of Washington, Inc.	1,373,959	$55,727,777
Total Common Stocks		$7,783,978,362

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	158,020,764	$158,020,764
Total Investments		$7,941,999,126

Other Assets, Less Liabilities - (0.0)%		(2,372,088)
Net Assets - 100.0%		$7,939,627,038

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2013, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$7,783,978,362	$—	$—	$7,783,978,362
Mutual Funds	158,020,764	—	—	158,020,764
Total Investments	$7,941,999,126	$—	$—	$7,941,999,126

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,001,659,299
Gross unrealized appreciation	1,957,905,135
Gross unrealized depreciation	(17,565,308)
Net unrealized appreciation (depreciation)	$1,940,339,827

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	89,102,077	989,728,374	(920,809,687)	158,020,764

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$128,645	$158,020,764

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2013

*	Print name and title of each signing officer under his or her signature.